Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business
1.	Business
Despegar.com, Corp. (formerly Decolar.com, Inc.) (hereinafter referred to as “the Company”) is the leading online travel company in Latin America, known by its two brands, “Despegar”, the Company’s global brand, and “Decolar”, the Company’s Brazilian brand. The Company provides its traveler customers a comprehensive product offering, including airline tickets, packages, hotels and other travel-related products, which enables them to find, compare, plan and purchase travel products easily through our marketplace. The Company provides its network of travel suppliers a technology platform for managing the distribution of their travel products and access to traveler customers.
On May 3, 2017, the stockholders of Decolar.com, Inc., a Delaware holding company, exchanged their shares for ordinary shares of the Company to create a new British Virgin Island holding company. Following the exchange, Decolar.com, Inc.’s shareholders owned shares of the Company and Decolar.com, Inc. became a wholly-owned subsidiary of the Company. In September 2017, the Company successfully completed its initial public offering in the United States.
The Company primarily generates revenue from facilitation services to travel suppliers and travelers. The Company derives substantially all of its revenue from commissions earned from facilitation services to travel suppliers, including facilitating reservations of flight tickets, hotel accommodations, car rentals, vacation packages and other travel-related products and services and service fees charged to travelers for facilitation services including the handling and processing selected travel products, the facilitation of payment processing, and limited post-booking services related to handling minor inquiries or minor administrative changes. To a lesser extent, the Company also derives revenue from override commissions or incentives from travel suppliers and GDS providers if certain performance conditions are met and advertising revenues from the sale of third-party advertising placements on the Company’s websites and from certain suppliers when their brands appear in the Company’s advertisements in mass media.